Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	1,980	$1,364,386
2.75%, 04/21/24(a)	AUD	970	713,224
5.50%, 04/21/23(a)	AUD	1,643	1,229,979
			3,307,589
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 04/20/23(b)(c)	EUR	360	407,111
0.00%, 07/15/23(b)(c)	EUR	600	679,463
0.00%, 07/15/24(b)(c)	EUR	660	748,833
1.65%, 10/21/24(b)	EUR	590	700,220
1.75%, 10/20/23(b)	EUR	710	828,997
			3,364,624
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	647	736,249
0.50%, 10/22/24(b)	EUR	730	840,950
2.25%, 06/22/23(a)	EUR	582	679,740
2.60%, 06/22/24(b)	EUR	858	1,035,443
			3,292,382
Canada — 4.6%
Canadian Government Bond
0.25%, 02/01/23	CAD	446	348,088
0.25%, 05/01/23	CAD	316	245,864
0.25%, 08/01/23	CAD	300	232,651
0.25%, 04/01/24	CAD	470	361,136
0.50%, 11/01/23	CAD	470	364,786
0.75%, 02/01/24	CAD	180	139,935
1.50%, 06/01/23	CAD	440	347,697
1.50%, 09/01/24	CAD	318	250,820
1.75%, 03/01/23	CAD	400	316,888
2.00%, 09/01/23	CAD	350	278,659
2.25%, 03/01/24	CAD	150	120,144
2.50%, 06/01/24	CAD	190	153,342
0.75%, 10/01/24	CAD	240	185,481
			3,345,491
Denmark — 2.7%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	5,380	820,005
1.50%, 11/15/23	DKK	7,310	1,143,354
			1,963,359
Finland — 4.3%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	850	963,843
0.00%, 09/15/24(b)(c)	EUR	547	621,416
1.50%, 04/15/23(b)	EUR	640	736,897
2.00%, 04/15/24(b)	EUR	730	866,029
			3,188,185
France — 8.9%
French Republic Government Bond OAT
0.00%, 02/25/23(a)(c)	EUR	385	435,470
0.00%, 03/25/23(a)(c)	EUR	653	738,822
0.00%, 02/25/24(a)(c)	EUR	625	708,827
0.00%, 03/25/24(a)(c)	EUR	590	669,332
1.75%, 05/25/23(a)	EUR	860	996,118
1.75%, 11/25/24(a)	EUR	650	773,619
2.25%, 05/25/24(a)	EUR	840	1,002,679

Security		Par (000)	Value

France (continued)
4.25%, 10/25/23(a)	EUR	770	$937,116
8.50%, 04/25/23(a)	EUR	185	231,137
			6,493,120
Germany — 8.4%
Bundesobligation
0.00%, 04/14/23(a)(c)	EUR	300	339,593
0.00%, 10/13/23(a)(c)	EUR	400	454,058
0.00%, 04/05/24(a)(c)	EUR	480	545,657
0.00%, 10/18/24(a)(c)	EUR	420	478,129
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(a)	EUR	410	478,459
1.50%, 02/15/23(a)	EUR	350	402,047
1.50%, 05/15/23(a)	EUR	510	588,573
1.50%, 05/15/24(a)	EUR	410	482,273
1.75%, 02/15/24(a)	EUR	415	488,541
2.00%, 08/15/23(a)	EUR	480	561,096
6.25%, 01/04/24(a)	EUR	150	190,833
Bundesschatzanweisungen
0.00%, 03/10/23(a)(c)	EUR	390	441,151
0.00%, 06/16/23(a)(c)	EUR	220	249,270
0.00%, 09/15/23(a)(c)	EUR	208	235,879
0.00%, 12/15/23(a)(c)	EUR	190	215,592
			6,151,151
Ireland — 3.4%
Ireland Government Bond
3.40%, 03/18/24(a)	EUR	1,130	1,372,963
3.90%, 03/20/23(a)	EUR	974	1,147,968
			2,520,931
Israel — 4.5%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	2,760	870,916
0.40%, 10/31/24	ILS	870	273,605
1.50%, 11/30/23	ILS	2,196	708,674
3.75%, 03/31/24	ILS	2,680	907,071
4.25%, 03/31/23	ILS	1,645	544,446
			3,304,712
Italy — 9.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 01/15/24(a)(c)	EUR	280	315,195
0.00%, 01/30/24(a)(c)	EUR	220	247,599
0.00%, 04/15/24(a)(c)	EUR	300	337,146
0.00%, 08/15/24(a)(c)	EUR	250	280,461
0.00%, 12/15/24(c)	EUR	90	100,646
0.30%, 08/15/23(a)	EUR	400	453,460
0.60%, 06/15/23(a)	EUR	250	284,626
0.65%, 10/15/23(a)	EUR	400	455,856
0.95%, 03/01/23(a)	EUR	310	353,215
0.95%, 03/15/23(a)	EUR	290	330,538
1.45%, 11/15/24(a)	EUR	240	279,731
1.75%, 07/01/24(a)	EUR	340	397,814
1.85%, 05/15/24(a)	EUR	220	257,812
2.45%, 10/01/23(a)	EUR	370	434,237
2.50%, 12/01/24(a)	EUR	470	563,774
3.75%, 09/01/24(a)	EUR	390	480,076
4.50%, 05/01/23(a)	EUR	320	381,340
4.50%, 03/01/24(a)	EUR	430	529,155
4.75%, 08/01/23(b)	EUR	320	386,672
9.00%, 11/01/23(a)	EUR	180	234,572
			7,103,925

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Japan — 14.2%
Japan Government Five Year Bond
0.10%, 03/20/23	JPY	130,000	$1,131,908
0.10%, 06/20/23	JPY	69,800	607,972
0.10%, 09/20/23	JPY	20,000	174,265
0.10%, 12/20/23	JPY	45,350	395,272
0.10%, 03/20/24	JPY	114,500	998,323
0.10%, 06/20/24	JPY	42,650	371,924
0.10%, 09/20/24	JPY	39,850	347,635
0.10%, 12/20/24	JPY	84,950	741,548
Japan Government Ten Year Bond
0.50%, 09/20/24	JPY	33,600	296,190
0.60%, 03/20/23	JPY	33,450	292,891
0.60%, 09/20/23	JPY	6,050	53,145
0.60%, 12/20/23	JPY	60,000	527,873
0.60%, 03/20/24	JPY	49,050	432,116
0.60%, 06/20/24	JPY	25,350	223,687
0.80%, 06/20/23	JPY	23,200	204,000
0.80%, 09/20/23	JPY	47,150	415,516
Japan Government Twenty Year Bond
1.80%, 06/20/23	JPY	11,600	103,393
1.90%, 09/20/23	JPY	12,000	107,628
1.90%, 12/20/23	JPY	13,000	117,140
2.10%, 09/20/24	JPY	14,400	132,216
2.40%, 06/20/24	JPY	6,550	60,239
Japan Government Two Year Bond
0.00%, 04/01/23(c)	JPY	22,800	198,309
0.00%, 05/01/23(c)	JPY	26,250	228,328
0.00%, 06/01/23(c)	JPY	13,450	116,996
0.00%, 07/01/23(c)	JPY	12,100	105,257
0.00%, 08/01/23(c)	JPY	32,950	286,640
0.00%, 09/01/23(c)	JPY	46,700	406,271
0.00%, 10/01/23(c)	JPY	53,900	468,922
0.00%, 12/01/23(c)	JPY	35,100	305,380
0.00%, 01/01/24(c)	JPY	21,000	182,710
0.10%, 02/01/23	JPY	27,150	236,347
0.10%, 03/01/23	JPY	13,450	117,100
			10,387,141
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	880	998,622
1.75%, 07/15/23(b)	EUR	990	1,150,031
2.00%, 07/15/24(b)	EUR	1,000	1,191,419
			3,340,072
Norway — 3.3%
Norway Government Bond
2.00%, 05/24/23(b)	NOK	11,488	1,303,024
3.00%, 03/14/24(b)	NOK	9,490	1,096,568
			2,399,592
Singapore — 4.6%
Singapore Government Bond
1.75%, 02/01/23	SGD	1,160	867,164
2.00%, 02/01/24	SGD	932	702,910

		Par/
		Shares
Security		(000)	Value

Singapore (continued)
2.75%, 07/01/23	SGD	1,150	$873,437
3.00%, 09/01/24	SGD	1,158	894,950
			3,338,461
Spain — 5.4%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	300	339,118
0.00%, 05/31/24(c)	EUR	337	380,560
0.25%, 07/30/24(b)	EUR	330	375,443
0.35%, 07/30/23	EUR	420	477,233
2.75%, 10/31/24(b)	EUR	460	559,531
3.80%, 04/30/24(b)	EUR	400	491,069
4.40%, 10/31/23(b)	EUR	390	474,880
4.80%, 01/31/24(b)	EUR	324	401,577
5.40%, 01/31/23(b)	EUR	400	475,902
			3,975,313
Sweden — 2.1%
Sweden Government Bond, 1.50%, 11/13/23(b)	SEK	14,125	1,556,927

United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	640	853,764
0.13%, 01/31/24(a)	GBP	616	813,380
0.75%, 07/22/23(a)	GBP	344	461,350
1.00%, 04/22/24(a)	GBP	270	362,941
2.25%, 09/07/23(a)	GBP	370	507,366
2.75%, 09/07/24(a)	GBP	250	350,784
			3,349,585
Total Foreign Government Obligations — 98.9%
(Cost: $74,647,551)			72,382,560

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10	10,000

Total Short-Term Investments — 0.0%
(Cost: $10,000)		10,000

Total Investments in Securities — 98.9%
(Cost: $74,657,551)		72,392,560

Other Assets, Less Liabilities — 1.1%		811,017

Net Assets — 100.0%		$73,203,577

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000	)(a)	$—	$—	$10,000	10	$3	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$72,382,560	$—	$72,382,560
Money Market Funds	10,000	—	—	10,000
	$10,000	$72,382,560	$—	$72,392,560

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen

NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

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